Other employee benefits (Narrative) (Details) - Other employee benefits [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Statement [Line Items]
Weighted average duration of non-pension post employment obligation	18.9	18.1
Inactive members [Member]
Statement [Line Items]
Weighted average duration of non-pension post employment obligation	13.1	12.7
Active members [Member]
Statement [Line Items]
Weighted average duration of non-pension post employment obligation	22.8	22.1
Actuarial assumption of discount rates [Member]
Statement [Line Items]
Reasonably possible increase in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 9,095
Reasonably possible decrease in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 10,440
Actuarial assumption of health care cost trend rates [Member]
Statement [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 21,821
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 16,888
Actuarial assumptions of life expectancy [Member]
Statement [Line Items]
Reasonably possible increase in life expectancy (years)	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,917
Reasonably possible decrease in life expectancy (years)	1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 3,880